37. Pension plan and other post-employment benefits	12 Months Ended
Dec. 31, 2020
Disclosure of defined benefit plans [abstract]
Pension plan and other post-employment benefits
37.	Pension plan and other post-employment benefits

	December 2020	December 2019

PAMEC/asset policy and medical plan	7,346	5,782

ICATU, SISTEL and FUNCESP

The Company has been sponsoring defined benefit private pension plans for a group of employees from the former TELEBRÁS system, which are currently under the administration of the Sistel Foundation for Social Security and the ICATU multi-sponsor fund. In addition to the plans coming from the TELEBRÁS system, there is also the plan administered by the CESP foundation resulting from the incorporation of AES Atimus.

Such pension plans, as well as medical plans, are briefly explained below:

PBS assisted (PBS-Tele Celular Sul and PBS-Tele Nordeste Celular): SISTEL's benefit plan, which has a defined benefit characteristic and includes inactive employees who were part of the plans sponsored by the companies of the old TELEBRÁS system;

PBS (PBS Tele Celular Sul and PBS Tele Nordeste Celular): pension plan for inactive employees, being such a multi-sponsored benefits plan under the administration of ICATU MULTI-SPONSORED Fund;

Administration agreement: administration agreement for retirement payment to retirees and pensioners, for the retirees of the company's predecessors under the management of ICATU MULTI-SPONSORED Fund;

PAMEC/Asset Policy: complementary health care plan for retirees of the Company's predecessors;

AES Telecom: Supplementary pension and pension plan's installment, administered by the CESP Foundation, which is the responsibility of the company, with a view to the acquisition of Eletropaulo Telecomunicações Ltda (AES Atimus), succeeded by TIM Fiber SP LTDA, later incorporated into TIM Celular which was incorporated by the Company.

Medical care plan Fiber: Provision for maintenance of health plan as post-employment benefit to former employees of AES Atimus (as established in Law 9656/98, articles 30 and 31), which was acquired and incorporated by TIM Celular and which was subsequently incorporated by the Company.

The actuarial position of liabilities and assets related to retirement and health care plans, on December 31, 2020, in accordance with the rules provided for by IAS 19 is presented below.

a) Effects on the base date of December 31:

	Plans						Total
	PBS	PBS Assisted	Administration agreement	PAMEC/ Asset Policy	AES Telecom	Medical care plan	2020	2019

Reconciliation of assets and liabilities on 12/31/2020	(*)		(*)

Present value of the actuarial obligations	41,852	10,072	147	858	12,090	4,343	69,362	54,877
Fair value of the plan assets	(57,479)	(12,998)	(434)	-	(9,945)	-	(80,856)	(54,855)
Present value of the obligations exceeding the fair value of the assets	(15,627)	(2,926)	(287)	858	2,145	4,343	(11,494)	22

Amount recognized in other comprehensive income	-	2,023	-	-	-	-	2,023	-
Net actuarial liabilities/(assets)	(15,627)	(903)	(287)	858	2,145	4,343	(9,471)	22

(*) No asset was recognized by the sponsors, due to the impossibility of reimbursing this surplus, and the fact that the sponsor’s contributions will not be reduced in the future.

b) Changes in net actuarial liabilities (assets)

	Plans
	PBS	PBS Assisted	Administration agreement	PAMEC/ Asset Policy	AES Telecom	Medical care plan

Actuarial liabilities (assets) on 12/31/2019	(3,564)	(3,420)	(274)	1,080	2,117	2,585
Expense (revenue) recognized in income (loss)	(243)	(230)	(19)	72	272	329
Contributions of the sponsor	-	-	-	(48)	-	(36)
Recognized actuarial (gains) or losses	(11,820)	2,747	6	(246)	(244)	1,465
Net actuarial liabilities (assets) on 12/31/2020	(15,627)	(903)	(287)	858	2,145	4,343

c) Reconciliation of present value of obligations

	Plans
	PBS	PBS Assisted	Administration agreement	PAMEC/ Asset Policy	AES Telecom	Medical care plan

Value of obligations on 12/31/2019	40,427	10,107	151	1,080	11,099	2,585
Cost of current service	15	-	-	-	125	150
Interest on actuarial obligation	2,650	658	10	72	774	179
Benefits paid in the year	(2,718)	(756)	(9)	(48)	(494)	(36)
Contributions paid by participants	-				77
(Gains)/losses in obligations	1,478	63	(5)	(246)	509	1,465

Value of obligations on 12/31/2020	41,852	10,072	147	858	12,090	4,343

d) Reconciliation of the fair value of the assets

	Plans
	PBS	PBS Assisted	Administration agreement	PAMEC/ Asset Policy	AES Telecom	Medical care plan

Fair value of assets on 12/31/2019	43,991	13,527	425	-	8,982	-
Benefits paid in the year	(2,718)	(756)	(9)	-	(494)	-
Actual earnings from assets during the year	2,893	888	29	-	627	-
Actuarial gain (loss) on plan assets	13,313	(661)	(11)	-	753	-
Contributions paid by participants	-	-	-	-	77	-
Contributions of sponsor converted in the plan	-	-	-	-		-
Fair value of assets on 12/31/2020	57,479	12,998	434	-	9,945	-

e) Payments or contributions expected for 2021

	Plans
	PBS	PBS Assisted	Administration agreement	PAMEC/ Asset Policy	AES Telecom	Medical care plan

Current service cost (with interest)	17	-	-	-	-	213
Interest on actuarial obligations	2,743	640	10	57	868	322
Earnings expected from assets	(3,799)	(834)	(29)	-	(708)	-
Interest on the effect of the (asset)/liability limit	1,056	60	20	-	-	-

Total unrecognized net expense (revenue)	17	(134)	1	57	160	535

Actuarial assumptions adopted in the calculations

The main actuarial assumptions adopted in the calculation were as follows:

Nominal discount rate for the actuarial obligation:	PBS South: 6.76% / 3.15%; PBS Nordeste: 6.86% / 3.25%; CA: 6.86% / 3.25%; PBS-A: 6.60% / 3.00%; AES: 7.43% / 3.80%; PAMEC: 6.81% / 3.20%; FIBER: 7.43% / 3.80%
Salary growth rate - nominal:	PBS: 3.50%/ 0.00% CA, PBS-A, AES, PAMEC and FIBER: Not applicable
Biometric general mortality table:	PBS, CA, PAMEC and FIBER: AT-2000 segregated per sex, decreased by 10%
Biometric table of new disability benefit vested:	PBS and FIBER: Álvaro Vindas; CA, PBS-A, AES and PAMEC: Not applicable
Expected turnover rate:	PBS: Null; CA, PBS-A, AES and PAMEC: Not applicable; FIBER: 0.15/ (length of service + 1), being null as of 50 years old
Probability of retirement:	PBS and FIBER: 100% at 1st eligibility; CA, PBS-A, AES and PAMEC: Not applicable
Estimated long-term inflation rate	PAMEC and FIBER: 6.60% / 3.00%
Determination method	Projected Unit Credit Method